12. INCOME TAXES (Details - Income tax rate)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	(25.00%)	(25.00%)	(25.00%)
Change in valuation allowance	19.00%	(24.00%)	100.00%
Non-deductible stock-based compensation	0.00%	(1.00%)	(149.00%)
Non-deductible change in fair value of derivative Liability	(117.00%)	107.00%	165.00%
Non-deductible accretion expense	1.00%	4.00%	4.00%
Effect of foreign exchange	122.00%	(61.00%)	2.00%
Effect of change in income tax rate	0.00%	0.00%	2.00%
Total	0.00%	0.00%	0.00%